SEGMENT INFORMATION - Operating segment results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Net sales	R$ 47,403,282	R$ 39,755,575	R$ 49,830,946
Cost of sales	(27,401,527)	(25,076,675)	(24,821,288)
Adjusted EBITDA	23,849,200	18,272,970	28,194,902
Adjustments to EBITDA	1,065,887	1,264,428	1,435,769
Depreciation and amortisation expense	(9,223,995)	(7,321,110)	(7,407,890)
Financial Result	(28,802,145)	5,780,928	6,432,800
Profit (loss) before tax	(13,111,053)	17,997,216	28,655,581
Increase (decrease) in fair value measurement, assets	1,431,532	1,989,831	1,199,759
Gains (losses) on disposals of property, plant and equipment	(169,284)	(232,143)	19,436
Accrual for ICMS credit losses	(130,726)	(348,628)	(58,003)
Adjustment to EBITDA, other	(65,635)	(144,632)	274,577
Total Net Sales
SEGMENT INFORMATION
Net sales	47,403,282	39,755,575	49,830,946
Domestic (Brazil)
SEGMENT INFORMATION
Net sales	9,573,844	8,863,292	8,524,638
Foreign
SEGMENT INFORMATION
Net sales	37,829,438	30,892,283	41,306,308
Asia
SEGMENT INFORMATION
Net sales	15,785,567	13,660,165	18,298,105
Europe
SEGMENT INFORMATION
Net sales	12,251,178	9,003,272	13,093,824
North America
SEGMENT INFORMATION
Net sales	7,879,965	6,158,439	7,664,359
Central and South America
SEGMENT INFORMATION
Net sales	1,849,997	1,995,782	2,233,637
Africa
SEGMENT INFORMATION
Net sales	62,730	74,625	16,383
Pulp
SEGMENT INFORMATION
Cost of sales	(21,261,705)	(19,694,674)	(19,958,000)
Adjusted EBITDA	20,866,160	15,194,660	25,098,535
Pulp | Total Net Sales
SEGMENT INFORMATION
Net sales	37,593,462	30,677,265	41,384,322
Pulp | Domestic (Brazil)
SEGMENT INFORMATION
Net sales	2,295,258	2,144,199	2,665,746
Pulp | Foreign
SEGMENT INFORMATION
Net sales	35,298,204	28,533,066	38,718,576
Pulp | Asia
SEGMENT INFORMATION
Net sales	15,760,800	13,588,032	18,294,046
Pulp | Europe
SEGMENT INFORMATION
Net sales	11,895,394	8,701,141	12,768,321
Pulp | North America
SEGMENT INFORMATION
Net sales	6,965,731	5,682,010	7,055,625
Pulp | Central and South America
SEGMENT INFORMATION
Net sales	670,157	558,601	592,360
Pulp | Africa
SEGMENT INFORMATION
Net sales	6,122	3,282	8,224
Paper
SEGMENT INFORMATION
Cost of sales	(6,139,822)	(5,382,001)	(4,863,288)
Adjusted EBITDA	2,983,040	3,078,310	3,096,367
Paper | Total Net Sales
SEGMENT INFORMATION
Net sales	9,809,820	9,078,310	8,446,624
Paper | Domestic (Brazil)
SEGMENT INFORMATION
Net sales	7,278,586	6,719,093	5,858,892
Paper | Foreign
SEGMENT INFORMATION
Net sales	2,531,234	2,359,217	2,587,732
Paper | Asia
SEGMENT INFORMATION
Net sales	24,767	72,133	4,059
Paper | Europe
SEGMENT INFORMATION
Net sales	355,784	302,131	325,503
Paper | North America
SEGMENT INFORMATION
Net sales	914,234	476,429	608,734
Paper | Central and South America
SEGMENT INFORMATION
Net sales	1,179,840	1,437,181	1,641,277
Paper | Africa
SEGMENT INFORMATION
Net sales	R$ 56,608	R$ 71,343	R$ 8,159